DoubleLine Funds Trust

DoubleLine Core Fixed Income Fund

Supplement dated May 24, 2010
to the Prospectus for DoubleLine Funds Trust (“Trust”) dated April 2, 2010

This Supplement updates certain information contained in the above-dated Prospectus. Please review this important information carefully.

Effective June 1, 2010, the DoubleLine Core Fixed Income Fund will commence operations and the shares of the DoubleLine Core Fixed Income Fund will be offered for sale by the Trust.

Investors should retain this supplement with the Prospectus for future reference.